UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 144,787	$ 153,052
Available for sale securities	113,627	93,802
Due from related parties	6,851	9,625
Trade accounts receivable	2,679	12,583
Other receivables	12,789	9,012
Inventories	6,789	5,126
Prepaid expenses and accrued income	2,764	2,291
Investment in direct financing leases, current portion	40,085	32,096
Assets held for sale	76,265	0
Total derivative instruments - short-term assets	99	108
Total current assets	406,735	317,695
Vessels and equipment, net	2,072,290	1,762,596
Investment in direct financing leases, long-term portion	621,011	585,975
Investment in associated companies	18,491	10,678
Loans to related parties - associated companies, long-term	293,710	314,000
Long-term receivables from related parties	4,446	0
Financial instruments (long-term): at fair value	16,826	8,347
Other long-term assets	30,539	12,791
Total assets	3,464,048	3,012,082
Current liabilities
Short-term debt and current portion of long-term debt	734,438	313,823
Due to related parties	4,608	857
Trade accounts payable	906	487
Total derivative instruments - short-term liabilities	39,720	503
Accrued expenses	12,240	13,351
Other current liabilities	17,171	14,724
Total current liabilities	809,083	343,745
Long-term liabilities
Long-term debt, net of current portion	1,181,692	1,190,184
Financial instruments (long-term): at fair value	1,520	48,618
Other long-term liabilities	229,929	234,538
Total liabilities	2,222,224	1,817,085
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 150,000,000 shares authorized; 119,373,064 shares issued and outstanding at June 30, 2018 and 110,930,873 at December 31, 2017)	1,194	1,109
Additional paid-in capital	469,752	403,659
Contributed surplus	680,703	680,703
Accumulated other comprehensive income (loss)	17,953	(94,612)
Accumulated other comprehensive income (loss) – associated companies	567	206
Retained earnings	71,655	203,932
Total stockholders' equity	1,241,824	1,194,997
Total liabilities and stockholders' equity	$ 3,464,048	$ 3,012,082